Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Nov. 30, 2013		Nov. 30, 2012		Nov. 30, 2011
Revenues
Licensing (Note 3)	$ 1,481,719
Milestone	43,209
Research and development	1,527,474		107,091		501,814
Other incidental services	2,546
	1,527,474		107,091		501,814
Expenses
Research and development	5,076,236		5,992,417		5,125,608
Selling, general and administrative	2,873,091		3,672,313		2,925,454
Depreciation (Note 5)	396,814		452,303		227,456
Write-down on long lived assets (Note 5)			107,123
	8,346,141		10,224,156		8,278,518
Loss from operations	(6,818,667)		(10,117,065)		(7,776,704)
Fair value adjustment of derivative liabilities (Note 7 and 14)	(3,889,683)	[1]	3,841,233	[1]	5,346,878
Financing expense (Note 10)	(115,056)				(2,357,732)
Net foreign exchange (loss) gain	(359,554)		181,682		(70,036)
Interest income	2,839		20,691		60,790
Interest expense	(314,896)		(63,406)		(83,473)
Net loss	(11,495,017)		(6,136,865)		(4,880,277)
Other comprehensive income (loss)
Foreign exchange translation adjustment	524,431		(124,975)		110,441
Comprehensive loss	$ (10,970,586)		$ (6,261,840)		$ (4,769,836)
Loss per common share, basic and diluted (in Dollars per share)	$ (0.58)		$ (0.36)		$ (0.33)
Weighted average number of common shares outstanding, basic and diluted (in Shares)	19,671,093		17,258,686		14,994,118

[1]	The total net loss related to the conversion option and warrant liability has been recorded under fair value adjustment derivative liabilities on the consolidated statements of operations and comprehensive loss.